Other liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Non-current
Concession fee payable	[1]	$ 777,093	$ 791,474
Advances from customers		21,437	24,763
Provisions for legal claims	[2]	5,319	7,966
Provision for maintenance costs	[3]	20,034	21,685
Other taxes payable		2,548	4,430
Employee benefit obligation	[4]	8,079	8,038
Salary payable		488	496
Other liabilities with related parties (Note 26)		1,726	1,785
Other payables		11,686	10,959
Total other non-current liabilities		848,410	871,596
Current
Concession fee payable	[1]	120,578	116,480
Other taxes payable		22,956	24,411
Salary payable		37,976	39,565
Other liabilities with related parties (Note 26)		5,812	926
Advances from customers		4,848	6,030
Provision for maintenance cost	[3]	8,887	7,412
Expenses provisions		1,934	2,030
Provisions for legal claims	[2]	1,159	1,717
Other payables		25,972	26,877
Total other current liabilities		$ 230,122	$ 225,448

[1]	The most significant amount include in concession fee payable are generated by the concession agreement between The Brazilian National Civil Aviation Agency - ANAC and Inframerica Concessionária do Aeroporto de Brasilia S.A. and Inframerica Concessionária do Aeroporto de São Gonçalo do Amarante S.A.
[2]	Changes in the year of the provision for legal claims is as follows:
[3]	Changes in the year of the Provision for maintenance costs is as follows:
[4]	TAGSA and Toscana have post-employment benefits which are defined benefit obligation. The amount of termination benefit has been calculated using the “Projected Unit Credit Method”, making actuarial valuations at the end of the period.